PROVISION FOR JUDICIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
PROVISION FOR JUDICIAL LIABILITIES
Rollforward and changes in the provisions according to the nature of the proceedings for probable losses, net of judicial deposits

	June 30,
	2023
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the period	419,915	255,805	118,729	2,645,705	3,440,154
Payments	(1,192)	(22,839)	(868)		(24,899)
Reversal	(4,968)	(28,652)	(7,507)	(88,612)	(129,739)
Additions	29,147	62,979	11,155		103,281
Monetary adjustment	13,158	10,700	8,889		32,747
Provision balance	456,060	277,993	130,398	2,557,093	3,421,544
Judicial deposits	(145,567)	(77,101)	(23,796)		(246,464)
Provision balance at the end of the period	310,493	200,892	106,602	2,557,093	3,175,080

1)	Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,410,363 and civil lawsuits in the amount of R$146,730, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3- Business Combinations.

2)	Reversal due to a change in likelihood and/or due to settlement.

	December 31,
	2022
	Tax and		Civil,	Contingent
	social		environment	liabilities
	security	Labor	and real estate	assumed (1) (2)	Total
Provision balance at the beginning of the year	477,096	178,925	82,592	2,694,541	3,433,154
Payments	(14,948)	(44,516)	(20,497)		(79,961)
Reversal	(71,446)	(53,211)	(15,577)	(48,836)	(189,070)
Additions	14,036	157,562	56,834		228,432
Monetary adjustment	15,177	17,045	15,377		47,599
Provision balance	419,915	255,805	118,729	2,645,705	3,440,154
Judicial deposits	(149,951)	(12,270)	(21,623)		(183,844)
Provision balance at the end of the year	269,964	243,535	97,106	2,645,705	3,256,310

1)	Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations.

2)Reversal due to a change in likelihood and/or due to settlement.

Schedule of possible losses for which no provision has been recorded

The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	June 30,	December 31,
	2023	2022
Taxes and social security (1)	9,211,342	8,201,246
Labor	224,181	321,428
Civil and environmental (1)	4,981,793	4,414,877
	14,417,316	12,937,551

1)	The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,537,335 (R$2,614,518 as of December 31, 2022), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combinations, as presented in Note 20.1.1. above.